Document and Entity Information	Feb. 13, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001775734
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Registrant Name	Beneficient
Entity Incorporation State Country Code	NV
Entity File Number	001-41715
Entity Tax Identification Number	72-1573705
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	445-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.001 per share
Trading Symbol	BENF
Security Exchange Name	NASDAQ
Preferred Series A Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, par value $0.001 per share, and one share of Series A convertible
Trading Symbol	BENFW
Security Exchange Name	NASDAQ